Schedule of Land Use Rights, Future Amortization Expense (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Land Use Rights And Intangible Assets Schedule Of Land Use Rights, Future Amortization Expense 1	$ 313,356
Land Use Rights And Intangible Assets Schedule Of Land Use Rights, Future Amortization Expense 2	313,356
Land Use Rights And Intangible Assets Schedule Of Land Use Rights, Future Amortization Expense 3	313,356
Land Use Rights And Intangible Assets Schedule Of Land Use Rights, Future Amortization Expense 4	313,356
Land Use Rights And Intangible Assets Schedule Of Land Use Rights, Future Amortization Expense 5	313,356
Land Use Rights And Intangible Assets Schedule Of Land Use Rights, Future Amortization Expense 6	11,655,662
Land Use Rights And Intangible Assets Schedule Of Land Use Rights, Future Amortization Expense 7	$ 13,222,442